SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS - Disclosure of detailed information about Changes in non-cash working capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Accounts receivable	$ 1,493	$ (1,993)
Accounts payable and accrued liabilities	(651)	2,290
Advances from joint venture partners	(808)	(310)
Changes in non-cash working capital items	$ 34	$ (13)